Shareholder Fees {- Fidelity Small Cap Growth Index Fund}	Aug. 28, 2021 USD ($)
06.30 Fidelity Growth & Value Cap Index Funds Combo PRO-02 | Fidelity Small Cap Growth Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none